Derivative Financial Instruments and Hedge Accounting - Schedule of Hedges of Net Investments in Foreign Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Foreign exchange forward contracts [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	¥ 1,943,931	¥ 2,243,501
Change in value used for calculating hedge ineffectiveness	29,625	(18,574)
Foreign currency denominated financial liabilities [member] | Debt securities, borrowed money, deposits [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	180,178	192,039
Change in value used for calculating hedge ineffectiveness	1,844	(7,378)
Carrying value [member] | Foreign exchange forward contracts [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets	19,864	18,370
Carrying amounts, Liabilities	26,515	56,850
Carrying value [member] | Foreign currency denominated financial liabilities [member] | Debt securities, borrowed money, deposits [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Liabilities	¥ 180,178	¥ 192,039